Warrant Derivative Liability - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Warrant Derivative Liability (Textual) [Abstract]
Warrants Outstanding	2,407,000	2,407,000
Fair value of warrants per warrant	$ 0.98	$ 3.18	$ 3.04
Direct or indirect owner voting power of the outstanding common stock	50.00%	50.00%
Term Loan Facility [Member]
Warrant Derivative Liability (Textual) [Abstract]
Warrants Outstanding	1,720,334	1,720,334	1,602,007
Loan facility amount	$ 60	$ 60